Derivative liabilities - Movements (Details) - CAD ($)			6 Months Ended		12 Months Ended
	Jan. 17, 2025	Dec. 21, 2024	Feb. 28, 2025	Feb. 29, 2024	Aug. 31, 2024
Derivative Liabilities
Opening balance			$ 215,615
Closing balance			1,803,367		$ 215,615
Series B Convertible Preferred Shares
Derivative Liabilities
Accelerated amortization of the deferred loss during the period			789,633
Derivatives | Series A Convertible Preferred Shares
Derivative Liabilities
Opening balance			694,232
Fair value at issuance					12,744,593
Deferred loss at issuance					(8,737,194)
Revaluation at the end of the period			(1,258,951)		(10,336,357)
Amortization of the deferred loss during the period					7,325,187
Accelerated amortization of the deferred loss during the period			804,676	$ 0
Voluntary conversions to Voting Common Shares during the period [Note 19]			(136,689)		(301,997)
Forced conversions to Voting Common Shares during the period [Note 19]		$ (103,268)	(103,268)
Closing balance					694,232
Derivatives | Series B Convertible Preferred Shares
Derivative Liabilities
Opening balance			1,455,594
Fair value at issuance					6,888,006
Deferred loss at issuance					(2,841,008)
Revaluation at the end of the period			(2,048,842)		(4,642,780)
Amortization of the deferred loss during the period					1,674,778
Accelerated amortization of the deferred loss during the period			789,633	$ 0	376,598
Forced conversions to Voting Common Shares during the period [Note 19]	$ (195,806)		(195,806)
Closing balance			$ 579		$ 1,455,594